Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Ivy Funds Variable Insurance Portfolios
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Ivy Funds VIP International Core Equity
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ivy Funds VIP International Core Equity
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide capital growth and appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 85% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. This example does not reflect any fees and expenses imposed under the Policies.

		The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Ivy Funds VIP International Core Equity seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities principally traded largely in developed European and Asian/Pacific Basin markets. In seeking to enhance potential return, the Portfolio may invest in issuers located or doing business in countries with new or comparatively underdeveloped economies.

Waddell & Reed Investment Management Company (WRIMCO), the Portfolio's investment manager, primarily uses a disciplined approach while looking for investment opportunities around the world (including countries with new or comparatively undeveloped economies), preferring what it believes to be cash-generating, well-managed and reasonably valued companies that are exposed to global investment themes which WRIMCO believes will yield above-average growth. WRIMCO uses a top-down, macro thematic approach along with a bottom-up stock selection process, and uses a combination of country analysis, industry dynamics, and individual stock selection in comprising the portfolio. Although the Portfolio may invest in securities issued by companies of any size, it typically has more exposure to securities issued by large cap companies.

		Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities of that type. For example, WRIMCO may sell a security if it believes the security no longer offers significant growth potential, to reduce its emphasis on a global investment theme, if it believes the management of the company has weakened, and/or there exists political or economic instability in the issuer's country. WRIMCO also may sell a security to reduce the Portfolio's holding in that security, to take advantage of what it believes to be more attractive investment opportunities or to raise cash.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment. The Portfolio is not intended as a complete investment program.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.
  Foreign Currency Risk. Foreign securities may be denominated in foreign currencies. The value of the Portfolio’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.
  Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal and political considerations that may not be associated with the U.S. markets and that could affect the Portfolio’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different and/or less stringent financial reporting standards; custody; and settlement delays. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate.
  Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.
  Management Risk. Portfolio performance is primarily dependent on WRIMCO’s skill in evaluating and managing the Portfolio’s holdings and the Portfolio may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Portfolio. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Portfolio. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Portfolio). The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

Performance prior to September 22, 2003 reflects the performance of the Advantus International Stock Portfolio (predecessor fund) which was reorganized as the Portfolio on September 22, 2003. The Portfolio would have had substantially similar annual returns and would have differed from the predecessor fund only to the extent that the Portfolio had different expenses. Performance prior to September 22, 2003 has not been restated to reflect the estimated annual operating expenses of the Portfolio. If those expenses were reflected, performance of the Portfolio would differ.

Prior to April 30, 2012, the Portfolio’s investment objective was to seek long-term capital growth. Effective as of April 30, 2012, the Portfolio changed its investment objective to seeking to provide capital growth and appreciation.

		The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Portfolio).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888.WADDELL
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Chart of Year-by-Year Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	In the period shown in the chart, the highest quarterly return was 25.64% (the second quarter of 2009) and the lowest quarterly return was -20.48% (the fourth quarter of 2008).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Ivy Funds VIP International Core Equity | Ivy Funds VIP International Core Equity
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.17%
1 Year	rr_ExpenseExampleYear01	119
3 Years	rr_ExpenseExampleYear03	372
5 Years	rr_ExpenseExampleYear05	644
10 Years	rr_ExpenseExampleYear10	1,420
1 Year	rr_ExpenseExampleNoRedemptionYear01	119
3 Years	rr_ExpenseExampleNoRedemptionYear03	372
5 Years	rr_ExpenseExampleNoRedemptionYear05	644
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,420
2003	rr_AnnualReturn2003	46.85%
2004	rr_AnnualReturn2004	22.68%
2005	rr_AnnualReturn2005	11.16%
2006	rr_AnnualReturn2006	29.61%
2007	rr_AnnualReturn2007	9.88%
2008	rr_AnnualReturn2008	(42.26%)
2009	rr_AnnualReturn2009	36.96%
2010	rr_AnnualReturn2010	14.09%
2011	rr_AnnualReturn2011	(13.88%)
2012	rr_AnnualReturn2012	13.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.48%)
1 Year	rr_AverageAnnualReturnYear01	13.33%
5 Years	rr_AverageAnnualReturnYear05	(2.51%)
10 Years	rr_AverageAnnualReturnYear10	9.65%
Ivy Funds VIP International Core Equity | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.32%
5 Years	rr_AverageAnnualReturnYear05	(3.69%)
10 Years	rr_AverageAnnualReturnYear10	8.21%
Ivy Funds VIP International Core Equity | Lipper Variable Annuity International Core Funds Universe Average (net of fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.56%
5 Years	rr_AverageAnnualReturnYear05	(3.50%)
10 Years	rr_AverageAnnualReturnYear10	7.75%